Share-based compensation - 2014 Plan (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 10, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based compensation
Share based compensation expense		$ 17,745	$ 5,783	$ 1,418
2014 Plan
Share-based compensation
Number of shares authorized	2,452,000		2,300,000
2014 Plan | Maximum
Share-based compensation
Available for issuance share pool, as a percent to outstanding shares	2.00%
Maximum of shares available for grant	1,000,000
SOP II
Share-based compensation
Share based compensation expense			$ 816	$ 1,418
SOP III
Share-based compensation
Share based compensation expense		11,587	3,038
CEO remuneration
Share-based compensation
Share based compensation expense		4,970	742
Top Management Bonus
Share-based compensation
Share based compensation expense		$ 1,188	$ 1,187